PROPERTY 10Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
PROPERTY [Abstract]
Property, plant and equipment
Property, plant and equipment consist of the following (in thousands):

	March 31, 2014	December 31, 2013
Land	$388	$382
Furniture and fixtures	562	553
Plant	15,012	14,582
Computer and software	1,502	1,437
Leasehold improvements	394	200
Machinery and equipment	15,740	14,557
Construction in progress	9,587	7,517
Property	43,185	39,228
Less accumulated depreciation	15,381	14,270
Property, net	$27,804	$24,958

Property consists of the following (in thousands):

	As of December 31,
	2013	2012	Estimated Useful Lives
Land	$382	$403
Furniture and fixtures	553	358	5-10 years
Plant	14,582	14,362	25-30 years, or life of lease
Computer and software	1,437	1,407	3-5 years
Leasehold improvements	200	189	3-7 years or life of lease
Machinery and equipment	14,557	15,053	5-10 years
Construction in progress	7,517	9,118
Subtotal	39,228	40,890
Less accumulated depreciation	14,270	12,433
Property, net	$24,958	$28,457